Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

The Company did not record a federal income tax provision or benefit for each of the three and nine months ended September 30, 2023 and 2022 due to losses. The Company recorded a provision for income taxes for DC of $63 and $189 for the three and nine months ended September 30, 2023, respectively, thereby reflecting the minimum statutory tax due ($250 and $750 for the three and nine months ended September 30, 2022, respectively).

10. Income Taxes

The Company currently pays taxes at the federal level as a “C Corporation”. Previously, for federal income tax purposes, 60 Degrees Pharmaceuticals, LLC filed as a partnership whereby all liability and benefit was attached to the Members’ returns through December 31, 2021. The District of Columbia, however, taxed the entity separately as an unincorporated business on a D-30 franchise tax return when income was over $12,000 annually. Additionally, there was a minimum tax of $250 for revenues at and below $1,000,000 and $1,000 for those revenues above.

	Federal	DC
Taxable loss	$(5,807,867)	$(5,807,367)
DC Franchise tax	-	500
Provision (added) used	(1,219,652)	(479,108)
Allowance added (used)	1,219,652	479,108
Net Provision for income tax	$-	$500

60P, LLC elected to be taxed as a C-Corporation as of January 1, 2022. A final DC return of the LLC (five-month period ended May 31, 2022) will be filed on the District of Columbia’s D-20 Corporation Franchise Tax Return, which also has minimum taxes for revenues above $1,000,000 ($1,000) and at or below ($250). As a result of the merger of 60P, LLC into 60P, Inc., all accumulated DC net operating losses incurred prior to January 1, 2022 are not transferable (irreversibly vacated). Prospectively, DC net operating loss will not be considered in deferred tax asset computations as the 12/31/2021 balance of $577,978 has been written off to reflect the relinquished DC net operating loss. The provision for income taxes for the year ended December 31, 2022 consists of the following:

Federally the Company has a cumulative net loss of $5,807,867 as of December 31, 2022 (none as of December 31, 2021). The net tax benefit associated with loss accumulated through the year ending December 31, 2022 is $1,219,652 (none as of December 31, 2021) with the federal tax rate of 21%.

The Company has cumulative net loss in DC of $5,807,367 for the twelve months ended December 31, 2022 ($6,996,799 as of December 31, 2021). The net tax benefit is the cumulative net loss multiplied by the District of Columbia corporate tax rate of 8.25%. The Company’s net tax benefit at December 31, 2022 is $479,108 ($577,978) at December 31, 2021.

Australian subsidiary has cumulative losses of AUD9,640,315 at December 31, 2022 (and AUD8,997,499 at December 31, 2021). The Australian subsidiary has also measured a deferred tax benefit associated with the cumulative losses of AUD2,410,079 at December 31, 2022 (and AUD2,249,375 at December 31, 2021). The current tax rate in Australia is now 25% for businesses with an aggregated turnover (ordinary income of the Company and its affiliates) of AUD50 million. The Company projects to continue to qualify for the lower tax rate in the near future.”)

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. On the basis of this evaluation, the Company has determined that it is more likely than not that the Company will not recognize the benefits of the foreign and state net deferred tax assets, and, as a result, full valuation allowance has been set against its net deferred tax assets as of December 31, 2022, and December 31, 2021. The amount of the deferred tax asset to be realized could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased.

As of the Period Ended	December 31, 2022	December 31, 2021
Federal Deferred Tax Asset	$1,219,652	$-
DC Deferred Tax Asset	479,108	577,978
Australian Deferred Tax Asset (USD)	1,640,059	1,634,058
	3,338,819	2,212,036
Allowance	3,338,819	2,212,036
Net Value of Deferred Tax Asset	$-	$-

The Company recognizes the impact of a tax position in the financial statements if that position is more likely than not to be sustained on a tax return upon examination by the relevant taxing authority, based on the technical merits of the position. As of December 31, 2022, and December 31, 2021, the Company had no recognized tax benefits. The Company recognizes interest and penalties related to income tax matters as other expense and non-deductible penalties, respectively. As of December 31, 2022, the Company has recognized a potential tax penalty regarding a US foreign tax reporting form of $30,000 and none at December 31, 2021.